Consolidated Statements of Profit or Loss R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 BRL (R$) R$ / shares	Dec. 31, 2016 BRL (R$) R$ / shares	Dec. 31, 2015 BRL (R$) R$ / shares
Profit or loss [abstract]
Net Sales	$ 571,042	R$ 1,889,006	R$ 1,739,540	R$ 1,505,686
Cost of sales	(390,395)	(1,291,427)	(1,188,744)	(1,010,501)
Gross Profit	180,647	597,579	550,796	495,185
Operating expenses:
Selling and marketing expenses	(153,932)	(509,208)	(443,692)	(398,514)
General and administrative expenses	(46,293)	(153,136)	(174,564)	(157,228)
Other operating expenses, net	(1,189)	(3,933)	(5,252)	(3,503)
Total operating expenses	(201,414)	(666,277)	(623,508)	(559,245)
Operating loss	(20,767)	(68,698)	(72,712)	(64,060)
Financial income	9,109	30,131	28,366	61,294
Financial expenses	(39,836)	(131,776)	(107,550)	(96,667)
Loss before income tax	(51,494)	(170,343)	(151,896)	(99,433)
Income tax expense	(1)	(2)		(80)
Net Loss	(51,495)	(170,345)	(151,896)	(99,513)
Net loss attributable to:
Owners of the Parent	(51,314)	(169,746)	(151,074)	(98,676)
Non-controlling interests	$ (181)	R$ (599)	R$ (822)	R$ (837)
Loss per share attributable to owners of the Parent Basic and diluted | (per share)	$ (1.80)	R$ (5.95)	R$ (7.05)	R$ (4.66)